Shareholders' Equity (Details) - Schedule of Stock Options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Stock Options [Abstract]
Number of options, Outstanding, Beginning balance | shares	40,006
Weighted average exercise price, Outstanding, Beginning balance | $ / shares	$ 8.02
Weighted average remaining contractual term (in years), Outstanding, Beginning balance	2 years 9 months 7 days
Aggregate intrinsic value, Outstanding, Beginning balance | $	$ 117
Number of options, Granted | shares
Weighted average exercise price, Granted | $ / shares
Number of options, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of options, Expired and forfeited | shares	(409)
Weighted average exercise price, Expired and forfeited | $ / shares	$ 10.99
Number of options, Outstanding, Ending balance | shares	39,597
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 7.98
Weighted average remaining contractual term (in years), Outstanding, Ending balance	1 year 9 months
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 16
Number of options, Outstanding, Vested and expected to vest | shares	39,597
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 7.98
Weighted average remaining contractual term (in years), Vested and expected to vest	1 year 9 months
Aggregate intrinsic value, Vested and expected to vest | $	$ 16
Number of options, Exercisable | shares	39,597
Weighted average exercise price, Exercisable | $ / shares	$ 7.98
Weighted average remaining contractual term (in years), Exercisable	1 year 9 months
Aggregate intrinsic value, Exercisable | $	$ 16